Share-based Compensation - Compensation Cost Recognized and Related Income Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-average common shares outstanding, Dilutive Effects:
Total Compensation Cost Recognized	$ 66.4	$ 60.8	$ 47.3
Income Tax Benefit	23.3	21.3	16.5
Stock Options
Weighted-average common shares outstanding, Dilutive Effects:
Total Compensation Cost Recognized	5.2	9.3	14.7
Income Tax Benefit	1.8	3.2	5.1
Restricted Stock Units
Weighted-average common shares outstanding, Dilutive Effects:
Total Compensation Cost Recognized	14.5	12.1	15.5
Income Tax Benefit	5.1	4.3	5.4
Performance Shares
Weighted-average common shares outstanding, Dilutive Effects:
Total Compensation Cost Recognized	36.8	29.3	11.3
Income Tax Benefit	12.9	10.3	4.0
DBD Shares
Weighted-average common shares outstanding, Dilutive Effects:
Total Compensation Cost Recognized	9.9	10.1	5.8
Income Tax Benefit	$ 3.5	$ 3.5	$ 2.0